DEBT AND OBLIGATIONS UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2012
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

7.                                      DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

As of June 30, 2012 and December 31, 2011, the Partnership had total long-term debt outstanding of $598.3 million and $622.9 million, respectively.

The Partnership's capital lease obligations as of June 30, 2012 and December 31, 2011 were $269.4 million and $268.1 million, respectively.